Derivatives - Schedule of Derivative Financial Instrument By Type (Detail) € in Millions, pure in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Derivative Financial Instruments [line items]
Notional amount	€ 16,353	€ 16,964
Spot Mark-to-Market (Clean Price)	(114)	(308)
Reclassification to P&L	€ (2)
Derivatives spot value [member]
Derivative Financial Instruments [line items]
Nominal value	11,796
Carrying amount	€ (183)
Change in fair value for the year	142
Accruals [member]
Derivative Financial Instruments [line items]
Carrying amount	81
Derivatives [member]
Derivative Financial Instruments [line items]
Carrying amount	(102)
Underlying instruments [member]
Derivative Financial Instruments [line items]
Change in cumulative fair value	(18)
Gain losses on equity reserves [member]
Derivative Financial Instruments [line items]
Change in fair value for the year	20
Change in derivatives [member]
Derivative Financial Instruments [line items]
Change in cumulative fair value	28
Hedge ineffectiveness [member]
Derivative Financial Instruments [line items]
Change in cumulative fair value	10
Reserve for hedging instruments [member] | Equity reserve balance [member]
Derivative Financial Instruments [line items]
Carrying amount	(720)
Reserve for hedging instruments [member] | Fair value adjustment for hedging settled in advance [member]
Derivative Financial Instruments [line items]
Carrying amount	€ (6)
Interest rate risk [member]
Derivative Financial Instruments [line items]
Nominal value	4,992
Carrying amount	€ 182
Change in fair value for the year	(165)
Interest rate risk [member] | Derivative Assets [member]
Derivative Financial Instruments [line items]
Carrying amount	923
Change in fair value for the year	(180)
Interest rate risk [member] | Derivative liabilities [member]
Derivative Financial Instruments [line items]
Carrying amount	(741)
Change in fair value for the year	€ 15
Cross currency and interest rate swaps (CCIRS) [member]
Derivative Financial Instruments [line items]
Nominal value	6,804
Carrying amount	€ (365)
Change in fair value for the year	307
Cross currency and interest rate swaps (CCIRS) [member] | Derivative Assets [member]
Derivative Financial Instruments [line items]
Carrying amount	590
Change in fair value for the year	122
Cross currency and interest rate swaps (CCIRS) [member] | Derivative liabilities [member]
Derivative Financial Instruments [line items]
Carrying amount	(955)
Change in fair value for the year	185
Fair value hedges [member]
Derivative Financial Instruments [line items]
Notional amount	4,334	4,334
Spot Mark-to-Market (Clean Price)	€ 52	2
Fair value hedges [member] | Derivatives spot value [member]
Derivative Financial Instruments [line items]
Nominal value	4,334
Carrying amount	€ 52
Change in fair value for the year	50
Fair value hedges [member] | Accruals [member]
Derivative Financial Instruments [line items]
Carrying amount	21
Fair value hedges [member] | Derivatives [member]
Derivative Financial Instruments [line items]
Carrying amount	€ 73
Fair value hedges [member] | Underlying instruments [member]
Derivative Financial Instruments [line items]
Nominal value	4,334
Carrying amount	€ (4,368)
Fair value hedges [member] | Fair value adjustment and measurements at amortized cost [member]
Derivative Financial Instruments [line items]
Carrying amount	(58)
Change in fair value for the year	(53)
Fair value hedges [member] | Hedge ineffectiveness [member]
Derivative Financial Instruments [line items]
Change in fair value for the year	(3)
Fair value hedges [member] | Fair value adjustment for hedging settled in advance [member]
Derivative Financial Instruments [line items]
Carrying amount	(157)
Fair value hedges [member] | Interest rate risk [member]
Derivative Financial Instruments [line items]
Notional amount	4,334	4,334
Spot Mark-to-Market (Clean Price)	€ 52	2
Nominal value	4,334
Carrying amount	€ 52
Change in fair value for the year	50
Fair value hedges [member] | Interest rate risk [member] | Derivative Assets [member]
Derivative Financial Instruments [line items]
Carrying amount	52
Cash flow hedges [member]
Derivative Financial Instruments [line items]
Notional amount	11,796	12,417
Spot Mark-to-Market (Clean Price)	(183)	(325)
Cash flow hedges [member] | Interest rate risk [member]
Derivative Financial Instruments [line items]
Notional amount	4,992	5,178
Spot Mark-to-Market (Clean Price)	182	346
Cash flow hedges [member] | Cross currency and interest rate swaps (CCIRS) [member]
Derivative Financial Instruments [line items]
Notional amount	6,804	7,239
Spot Mark-to-Market (Clean Price)	(365)	(672)
Non Hedge Accounting Derivatives [member]
Derivative Financial Instruments [line items]
Notional amount	223	213
Spot Mark-to-Market (Clean Price)	€ 17	€ 15